Capital Lease Obligations - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sale Leaseback Transaction [Line Items]
Leased assets, carrying amount		$ 7,959
Leased assets, cash consideration	0	6,284	95,526
Gain (loss) recognized in connection with sale-leaseback transaction		$ (1,675)
Minimum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor, lease contracts period		3 years
Purchaser-lessor lease payments period		1 year
Maximum
Sale Leaseback Transaction [Line Items]
Purchaser-lessor, lease contracts period		4 years
Purchaser-lessor lease payments period		4 years